                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
ASSET-BACKED SECURITIES--7.7%
Ally Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A4, 2.09%, 5/15/15     $     1,280,000   $     1,306,694
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14          1,035,000         1,029,586
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
A3. 1.27%, 4/8/15                                                   990,000           990,129
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                    1,135,009         1,135,359
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.213%, 5/25/34(1)                                                3,987,267         3,540,236
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
0.353%, 9/25/36(1)                                                  993,118           372,189
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17                1,035,000         1,052,466
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2010-A1, Cl. A1,
0.553%, 9/15/15(1)                                                2,465,000         2,465,695
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts.,
Series 2010-A, Cl. A3, 1.39%, 4/25/14                             1,850,000         1,863,049
CarMax Auto Owner Trust 2010-2, Asset-Backed
Certificates, Series 2010-2, Cl. A3, 1.41%, 2/16/15               2,450,000         2,462,362
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                       3,320,000         3,305,670
Citibank Omni Master Trust, Credit Card Receivables,
Series 2009-A8, Cl. A8, 2.353%, 5/16/16(1,2)                      3,010,000         3,052,863
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                             1,098,059         1,104,371
Series 2010-A, Cl. A2, 0.81%, 3/25/15                             3,125,000         3,127,214
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                       1,139,532           923,389
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(1)                         643,372           519,302
DaimlerChrysler Auto Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.28%, 3/8/13                        2,892,881         2,966,524
Discover Card Master Trust, Credit Card Receivables,
Series 2009-A1, Cl. A1, 1.553%, 12/15/14(1)                       2,749,000         2,787,470
DT Auto Owner Trust, Automobile Receivable Nts., Series
2009-1, Cl. A1, 2.98%, 10/15/15(2)                                1,549,929         1,555,637
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25(3,4,12)            4,550,157                --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.343%, 7/25/36(1)                                                  553,387           543,400
Ford Credit Auto Lease Trust, Automobile Receivable Nts.:
Series 2010-A, Cl. A, 1.04%, 3/15/13(2)                           1,533,239         1,535,069
Series 2010-B, Cl. A2, 0.75%, 10/15/12(4)                         2,690,000         2,686,278
Ford Credit Auto Owner Trust, Automobile Receivable
Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15                       3,565,000         3,659,045
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                        2,480,000         2,577,638


                      1 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
ASSET-BACKED SECURITIES CONTINUED
GE Equipment Midticket LLC, Asset-Backed Certificates,
Series 2010-1, Cl. A2, 0.61%, 1/14/13(2)                    $     3,715,000   $     3,712,135
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle
Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%,
2/15/15                                                           1,850,000         1,850,000
Honda Auto Receivables 2010-2 Owner Trust, Automobile
Receivable Nts., Series 2010-2, Cl. A3, 1.34%, 5/20/13            2,815,000         2,836,579
Hyundai Auto Receivables Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14           1,355,000         1,368,345
Merrill Auto Trust Securitization 2007-1, Asset-Backed
Nts., Series 2007-1, Cl. A4, 0.313%, 12/15/13(1)                  1,743,544         1,739,018
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1%, 12/15/13                         2,345,000         2,342,334
Nissan Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A3, 1.39%, 1/15/16                             2,830,000         2,843,617
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                          883,722           808,848
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 0.353%, 9/25/36(1)                                          565,700           562,313
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. A3,
1.20%, 6/16/14                                                    1,485,000         1,481,984
SSB RV Trust 2001-1, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/1/18                    359,932           361,212
Structured Asset Securities Corp., Interest-Only
Stripped Pass-Through Certificates, Series 2002-AL1, Cl.
AIO, 18.836%, 2/25/32(5)                                         10,190,493         1,132,126
Toyota Auto Receivable Owner Trust 2010-B, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12            3,065,000         3,067,792
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13           2,355,000         2,349,616
Volvo Financial Equipment LLC, Asset-Backed
Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13(2)           1,410,000         1,415,668
Wachovia Auto Owner Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.49%, 4/22/13                       1,555,518         1,588,322
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                           2,380,000         2,448,504
                                                                              ---------------
Total Asset-Backed Securities (Cost $84,030,426)                                   78,470,048
MORTGAGE-BACKED OBLIGATIONS--89.1%
GOVERNMENT AGENCY--76.5%
FHLMC/FNMA/FHLB/SPONSORED--69.8%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                       164,902           174,126
5%, 7/15/33-6/15/34                                               4,686,130         4,979,717
5.50%, 9/1/39                                                     8,932,593         9,577,034
6%, 7/15/24                                                       3,719,865         4,101,229
6.50%, 4/15/18-4/1/34                                             2,815,129         3,112,799
7%, 8/15/16-10/1/31                                               5,918,131         6,799,894
7.50%, 9/15/12-4/25/36                                            3,292,771         3,803,347
8%, 4/1/16                                                          537,018           588,601
9%, 8/1/22-5/1/25                                                   146,788           165,398


                      2 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
11.50%, 6/15/20-12/3/20                                     $       105,807   $       117,344
12.50%, 7/15/19                                                      21,733            25,115
13%, 8/15/15                                                         24,122            27,978
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                       46,802            54,887
Series 1644, Cl. S, 3.113%, 12/15/23(1)                           4,992,833         5,028,026
Series 2006-11, Cl. PS, 23.637%, 3/25/36(1)                       1,003,220         1,456,059
Series 2043, Cl. ZP, 6.50%, 4/15/28                               3,253,050         3,389,830
Series 2116, Cl. ZA, 6%, 1/15/29                                  2,575,295         2,833,511
Series 2148, Cl. ZA, 6%, 4/15/29                                  4,221,463         4,578,131
Series 2220, Cl. PD, 8%, 3/15/30                                    192,230           232,456
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 460,309           529,950
Series 2344, Cl. FP, 1.203%, 8/15/31(1)                             635,907           647,707
Series 2368, Cl. PR, 6.50%, 10/15/31                              1,945,175         2,143,629
Series 2427, Cl. ZM, 6.50%, 3/15/32                               1,609,195         1,791,930
Series 2451, Cl. FD, 1.253%, 3/15/32(1)                             454,658           464,296
Series 2461, Cl. PZ, 6.50%, 6/15/32                               1,058,743         1,189,296
Series 2464, Cl. FI, 1.253%, 2/15/32(1)                             495,569           504,745
Series 2465, Cl. PG, 6.50%, 6/15/32                               1,523,680         1,756,893
Series 2470, Cl. LF, 1.253%, 2/15/32(1)                             497,027           507,919
Series 2471, Cl. FD, 1.253%, 3/15/32(1)                             817,697           834,936
Series 2500, Cl. FD, 0.753%, 3/15/32(1)                             671,524           676,976
Series 2517, Cl. GF, 1.253%, 2/15/32(1)                             393,896           402,425
Series 2526, Cl. FE, 0.653%, 6/15/29(1)                             903,814           909,467
Series 2530, Cl. FD, 0.753%, 2/15/32(1)                           1,022,698         1,031,183
Series 2538, Cl. F, 0.853%, 12/15/32(1)                           1,280,683         1,294,439
Series 2551, Cl. FD, 0.653%, 1/15/33(1)                             639,442           643,532
Series 2551, Cl. LF, 0.753%, 1/15/33(1)                              63,101            63,579
Series 2648, Cl. JE, 3%, 2/1/30                                   2,370,479         2,384,498
Series 2750, Cl. XG, 5%, 2/1/34                                   8,950,000         9,843,020
Series 2754, Cl. PE, 5%, 2/15/34                                  5,000,000         5,492,980
Series 2764, Cl. UG, 5%, 3/1/34                                   8,261,000         9,132,228
Series 2844, Cl. PE, 5%, 8/15/34                                  7,500,000         8,236,061
Series 2890, Cl. PE, 5%, 11/1/34                                  9,070,000         9,966,519
Series 2911, Cl. CU, 5%, 2/1/28                                   3,100,185         3,166,576
Series 2915, Cl. GA, 4.50%, 12/1/21                               1,996,772         2,042,347
Series 2939, Cl. PE, 5%, 2/15/35                                  9,198,000        10,084,626
Series 2947, Cl. HE, 5%, 3/1/35                                   3,990,000         4,379,527
Series 3015, Cl. GM, 5%, 8/1/35                                   8,440,000         9,259,536
Series 3019, Cl. MD, 4.75%, 1/1/31                                3,086,844         3,180,997
Series 3022, Cl. HU, 5%, 8/1/35                                   8,000,000         8,778,838
Series 3057, Cl. LG, 5%, 10/15/35                                 5,000,000         5,492,506
Series 3094, Cl. HS, 23.454%, 6/15/34(1)                            590,342           799,343
Series 3134, Cl. FA, 0.553%, 3/15/36(1)                          12,740,160        12,774,228
Series 3242, Cl. QA, 5.50%, 3/1/30                                1,745,603         1,795,073
Series R013, Cl. AB, 6%, 12/1/21                                  1,948,471         2,025,824


                      3 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 8.22%, 2/1/28(5)                        $       251,853   $        44,347
Series 205, Cl. IO, 7.514%, 9/1/29(5)                             1,520,447           318,457
Series 206, Cl. IO, 0%, 12/1/29(5,6)                                416,398           101,333
Series 2074, Cl. S, 54.603%, 7/17/28(5)                             332,142            55,085
Series 2079, Cl. S, 68.884%, 7/17/28(5)                             563,000           111,359
Series 2122, Cl. S, 40.668%, 2/15/29(5)                           2,143,637           355,642
Series 2304, Cl. SK, 46.794%, 6/15/29(5)                          2,060,950           345,011
Series 243, Cl. 6, 1.026%, 12/15/32(5)                              761,370           136,550
Series 2493, Cl. S, 52.786%, 9/15/29(5)                             449,868            83,892
Series 2526, Cl. SE, 35.571%, 6/15/29(5)                            801,597           137,390
Series 2531, Cl. ST, 26.314%, 2/15/30(5)                             91,552             5,091
Series 2802, Cl. AS, 90.897%, 4/15/33(5)                            857,346            82,481
Series 2819, Cl. S, 48.809%, 6/15/34(5)                           6,995,877         1,222,776
Series 2920, Cl. S, 62.819%, 1/15/35(5)                           4,138,817           567,416
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                          6,581,165           992,506
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                            597,970            81,074
Federal National Mortgage Assn.:
3.50%, 12/1/25-12/1/40(7)                                        41,370,000        41,913,058
4%, 12/1/40(7)                                                   60,275,000        61,226,200
4.50%, 5/25/18-6/1/20                                            19,704,722        20,980,856
4.50%, 12/1/40(7)                                                32,425,000        33,762,531
5%, 12/1/17-6/25/22                                              31,258,332        33,580,581
5%, 12/1/40(7)                                                   60,987,000        64,674,823
5%, 9/25/18(8)                                                      705,637           758,133
5.285%, 10/1/36                                                  16,237,114        17,033,586
5.50%, 3/25/33-7/25/33                                           13,652,068        14,780,849
5.50%, 12/1/25-12/1/40(7)                                        40,498,829        43,615,058
6%, 6/25/30-3/1/37                                               32,490,130        35,590,765
6%, 12/1/40(7)                                                    4,510,000         4,908,152
6%, 10/25/33(8)                                                   3,162,314         3,487,903
6.50%, 6/25/17-1/1/34                                            19,378,105        21,716,345
7%, 11/1/17-11/25/35                                             13,129,927        14,899,368
7.50%, 2/25/27-8/25/33                                            9,354,510        10,739,179
7.50%, 11/25/29(8)                                                   74,629            85,817
8%, 12/25/22                                                         28,923            33,772
8.50%, 7/1/32                                                        47,185            54,293
11%, 7/25/16                                                         20,383            22,232
11.50%, 11/25/15                                                     19,382            21,219
Federal National Mortgage Assn. Grantor Trust, Gtd.
Trust Pass-Through Certificates, Trust 2001-T6, Cl. B,
6.088%, 5/25/11                                                  10,000,000        10,219,664
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                             4,305,575         5,152,563
Trust 1992-34, Cl. G, 8%, 3/25/22                                    31,134            32,555


                      4 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                        $     1,229,554   $     1,386,534
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                              967,009         1,082,849
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            4,041,924         4,651,809
Trust 2001-69, Cl. PF, 1.253%, 12/25/31(1)                        1,151,842         1,182,141
Trust 2002-29, Cl. F, 1.253%, 4/25/32(1)                            573,893           589,064
Trust 2002-52, Cl. FD, 0.753%, 9/25/32(1)                           585,466           591,296
Trust 2002-59, Cl. F, 0.653%, 9/25/32(1)                          1,703,701         1,715,615
Trust 2002-60, Cl. FH, 1.253%, 8/25/32(1)                         1,037,142         1,060,896
Trust 2002-64, Cl. FJ, 1.253%, 4/25/32(1)                           176,658           181,328
Trust 2002-68, Cl. FH, 0.753%, 10/18/32(1)                          347,788           351,109
Trust 2003-111, Cl. HF, 0.653%, 5/25/30(1)                        2,429,726         2,435,987
Trust 2003-116, Cl. FA, 0.653%, 11/25/33(1)                         410,798           414,054
Trust 2003-130, Cl. CS, 13.593%, 12/25/33(1)                        594,946           681,791
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                             4,266,000         4,845,259
Trust 2003-26, Cl. XF, 0.703%, 3/25/23(1)                         3,585,627         3,599,045
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             3,165,000         3,560,656
Trust 2003-89, Cl. XF, 0.653%, 11/25/32(1)                          603,295           604,412
Trust 2004-72, Cl. FB, 0.753%, 9/25/34(1)                         2,776,823         2,809,321
Trust 2004-9, Cl. AB, 4%, 7/1/17                                  2,876,684         2,950,327
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                               2,792,521         3,303,117
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                           2,490,000         2,775,880
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                           4,700,000         5,303,745
Trust 2005-22, Cl. EC, 5%, 10/1/28                                1,003,381         1,032,282
Trust 2005-25, Cl. PS, 27.045%, 4/25/35(1)                        3,063,283         5,039,022
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             2,280,000         2,605,767
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                             8,062,779         8,591,795
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                            1,831,266         1,870,476
Trust 2006-46, Cl. SW, 23.27%, 6/25/36(1)                           667,838           935,780
Trust 2006-50, Cl. KS, 23.271%, 6/25/36(1)                        1,671,358         2,312,913
Trust 2006-50, Cl. SK, 23.271%, 6/25/36(1)                        2,281,470         3,226,311
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                              2,000,000         2,279,055
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 44.743%, 11/18/31(5)                       2,133,388           400,549
Trust 2001-63, Cl. SD, 36.339%, 12/18/31(5)                         745,408           142,237
Trust 2001-68, Cl. SC, 28.49%, 11/25/31(5)                          511,031            90,147
Trust 2001-81, Cl. S, 37.446%, 1/25/32(5)                           508,927            99,435
Trust 2002-28, Cl. SA, 39.16%, 4/25/32(5)                           422,661            80,056
Trust 2002-38, Cl. SO, 54.758%, 4/25/32(5)                          618,470           112,373
Trust 2002-39, Cl. SD, 41.297%, 3/18/32(5)                          653,663           126,111
Trust 2002-41, Cl. S, 71.989%, 7/25/32(5)                         2,229,574           443,259
Trust 2002-48, Cl. S, 36.611%, 7/25/32(5)                           692,114           132,757
Trust 2002-52, Cl. SD, 39.03%, 9/25/32(5)                           585,466           111,420
Trust 2002-52, Cl. SL, 37.097%, 9/25/32(5)                          432,603            82,097
Trust 2002-53, Cl. SK, 39.555%, 4/25/32(5)                          407,735            77,358
Trust 2002-56, Cl. SN, 39.122%, 7/25/32(5)                          945,723           181,610


                      5 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-77, Cl. IS, 48.071%, 12/18/32(5)                 $     1,053,689   $       203,062
Trust 2002-77, Cl. JS, 39.41%, 12/18/32(5)                        3,443,474           557,263
Trust 2002-77, Cl. SA, 32.546%, 12/18/32(5)                       2,472,884           412,214
Trust 2002-77, Cl. SH, 47.779%, 12/18/32(5)                         668,120           122,513
Trust 2002-9, Cl. MS, 36.102%, 3/25/32(5)                           783,846           132,934
Trust 2003-23, Cl. ES, 64.225%, 10/25/22(5)                       6,091,508           569,435
Trust 2003-25, Cl. IK, 25.492%, 4/1/33(5)                         9,591,599         1,945,103
Trust 2003-33, Cl. SP, 50.544%, 5/25/33(5)                        1,929,379           298,590
Trust 2003-4, Cl. S, 40.616%, 2/25/33(5)                          1,217,064           205,300
Trust 2003-89, Cl. XS, 53.241%, 11/25/32(5)                       1,620,902           108,268
Trust 2004-65, Cl. SA, 62.112%, 5/25/23(5)                        3,513,517           315,750
Trust 2005-14, Cl. SE, 41.446%, 3/25/35(5)                        3,974,285           614,083
Trust 2005-40, Cl. SB, 77.183%, 5/25/35(5)                        3,028,716           441,522
Trust 2005-6, Cl. SE, 13.562%, 2/25/35(5)                         5,045,993           785,829
Trust 2005-71, Cl. SA, 66.567%, 8/25/25(5)                        2,990,133           389,785
Trust 2006-51, Cl. SA, 52.615%, 6/25/36(5)                        5,385,417           710,576
Trust 2006-60, Cl. DI, 40.788%, 4/25/35(5)                        3,778,558           457,526
Trust 2007-88, Cl. XI, 12.338%, 6/25/37(5)                        2,397,714           361,498
Trust 221, Cl. 2, 32.952%, 5/1/23(5)                              1,327,378           279,753
Trust 252, Cl. 2, 34.414%, 11/1/23(5)                               648,237           130,444
Trust 303, Cl. IO, 34.843%, 11/1/29(5)                            5,093,437         1,262,773
Trust 319, Cl. 2, 26.205%, 2/1/32(5)                              1,515,139           322,038
Trust 321, Cl. 2, 5.335%, 4/1/32(5)                               1,945,284           495,974
Trust 324, Cl. 2, 2.067%, 7/1/32(5)                                 869,854           173,879
Trust 328, Cl. 2, 0%, 12/1/32(5,6)                                7,582,390         1,404,718
Trust 334, Cl. 12, 0%, 2/1/33(5,6)                                2,974,699           525,041
Trust 339, Cl. 7, 0%, 7/1/33(5,6)                                 2,730,386           461,933
Trust 351, Cl. 10, 8.437%, 4/1/34(5)                              2,139,906           375,187
Trust 351, Cl. 8, 0%, 4/1/34(5,6)                                 1,894,401           363,863
Trust 356, Cl. 10, 0%, 6/1/35(5,6)                                1,588,427           263,191
Trust 356, Cl. 12, 0%, 2/1/35(5,6)                                  801,030           138,334
Trust 362, Cl. 13, 1.078%, 8/1/35(5)                              1,302,833           233,270
Trust 364, Cl. 15, 0%, 9/1/35(5,6)                                2,155,482           350,352
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 11.335%,
9/1/32(9)                                                           417,667           362,289
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 12.885%,
6/15/25(5)                                                        5,654,807           143,820
                                                                              ---------------
                                                                                  711,170,178
GNMA/GUARANTEED--6.7%
Government National Mortgage Assn.:
3.375%, 5/9/17(1)                                                    16,058            16,593
4%, 12/1/40(7)                                                   25,680,000        26,334,044
4.50%, 12/1/40(7)                                                30,805,000        32,364,503
6.50%, 11/29/23-12/30/23                                             79,716            90,536


                      6 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
GNMA/GUARANTEED CONTINUED
7%, 1/29/28-2/8/30                                          $       471,988   $       542,040
7.50%, 3/2/22-11/29/26                                              304,663           351,361
8%, 9/29/16-8/29/28                                                  62,793            72,909
8.50%, 8/1/17-12/15/17                                              261,167           292,555
9.50%, 7/30/18-12/30/19                                               7,100             7,177
10%, 8/29/17-8/30/19                                                 57,375            65,238
10.50%, 12/30/15-12/30/20                                           179,659           199,064
11%, 11/8/19-8/8/20                                                 153,138           173,350
12%, 12/30/12-3/30/14                                                 3,077             3,108
12.50%, 1/30/14                                                       5,756             5,817
13%, 4/30/11                                                            159               160
13.50%, 5/15/11-1/30/13                                               3,352             3,389
14%, 6/30/11                                                            537               544
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                               4,655,550         5,622,679
Series 2000-12,Cl. ZA, 8%, 2/16/30                                1,182,595         1,428,122
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 56.872%, 7/16/28(5)                       1,164,629           234,566
Series 1998-6, Cl. SA, 72.625%, 3/16/28(5)                          689,920           120,301
                                                                              ---------------
                                                                                   67,928,056
NON-AGENCY--12.6%
COMMERCIAL--9.1%
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24(2,5,6)                                    11,856,665           543,319
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                     5,527,230         4,857,275
Citigroup Mortgage Loan Trust, Inc. 2006-AR1,
Mtg.-Backed Pass-Through Certificates, Series 2006-AR1,
Cl. 1A1, 2.63%, 10/25/35(1)                                       6,934,738         6,087,337
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49            3,370,000         3,472,962
Credit Suisse First Boston Mortgage Securities Corp.,
Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl. B,
6.662%, 8/13/18(2)                                               10,767,000        10,656,005
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                                 3,155,000         3,210,575
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.852%,
9/1/20(4,5)                                                      25,200,000         2,362,500
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39              3,480,000         3,696,948
Heller Financial Commercial Mortgage Asset Corp.,
Interest-Only Commercial Mtg. Obligations, Series
2000-PH1, Cl. X, 0%, 1/17/34(2,5,6)                              34,898,912           677,039


                      7 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.793%,
5/25/35(1)                                                  $     3,098,727   $     2,344,190
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46(1)                       5,000,000         5,390,981
Series 2006-LDP9, Cl. A3, 5.336%, 5/1/47                          3,615,000         3,776,786
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                           3,590,000         3,778,710
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                          805,000           821,332
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                     1,135,000         1,143,740
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                        3,775,000         3,758,345
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP11, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDP11, Cl. ASB, 6.001%, 6/1/49(1)                     2,480,000         2,642,462
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.695%, 1/1/37(1)          1,010,241           810,718
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial
Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4,
5.124%, 11/11/32                                                  4,400,000         4,739,442
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24(2)                                                   276,276           217,704
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                2,163,389         2,142,852
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg.
Asset-Backed Certificates, Series 2003-KEY1, Cl. A4,
5.236%, 11/1/35                                                   6,600,000         7,046,268
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
5.809%, 12/1/49                                                   2,980,000         3,122,212
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                           2,480,000         2,467,965
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                           3,470,000         3,491,123
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series
2010-C1, Cl. A1, 3.349%, 10/1/57(2)                               2,040,000         2,084,207
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.859%, 2/1/35(1)                                            8,324,447         7,657,371
                                                                              ---------------
                                                                                   93,000,368
MULTIFAMILY--0.6%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.871%, 10/1/35(1)          3,675,000         3,153,077
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. 2A1,
5.50%, 4/1/35                                                       696,538           621,394
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR15, Cl.
1A2, 5.065%, 9/1/35(1)                                            2,117,230         2,040,954
                                                                              ---------------
                                                                                    5,815,425


                      8 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
OTHER--0.9%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39       $     3,590,000   $     3,761,214
National Credit Union Administration, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.704%, 10/7/20(1)                               5,395,515         5,397,187
                                                                              ---------------
                                                                                    9,158,401
RESIDENTIAL--2.0%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
4.157%, 2/1/37(1)                                                 2,540,344         2,569,577
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                    3,280,634         2,669,283
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
3.787%, 6/1/47(1)                                                 3,438,889         2,294,819
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
5.857%, 9/1/47(1)                                                 3,493,305         2,638,624
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.902%, 5/1/34(1)           2,422,688         2,123,075
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
2.858%, 12/25/34(1)                                                 393,222           387,624
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
6.062%, 10/25/36(1)                                               3,180,130         3,010,081
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                          26,699            16,775
WaMu Mortgage Pass-Through Certificates 2000-1 Trust,
Mtg. Pass-Through Certificates, Series 2000-1, Cl. M3,
2.503%, 1/25/40(1)                                                   83,030            26,822
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl.
4A1, 5.059%, 2/1/37(1)                                            5,318,032         4,021,100
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
2.872%, 9/1/34(1)                                                   320,522           312,042
                                                                              ---------------
                                                                                   20,069,822
                                                                              ---------------
Total Mortgage-Backed Obligations (Cost $863,353,402)                             907,142,250
U.S. GOVERNMENT OBLIGATIONS--16.4%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                   19,185,000        19,275,112
2.875%, 2/9/15                                                    3,940,000         4,185,430
5%, 2/16/17                                                      11,245,000        13,078,464
5.25%, 4/18/16                                                   14,445,000        16,977,223
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                 26,835,000        26,821,717
4.375%, 10/15/15                                                 12,656,000        14,300,027
4.875%, 12/15/16                                                 12,020,000        13,941,097
5%, 3/15/16                                                      13,425,000        15,583,270
5.375%, 7/15/16                                                   6,703,000         7,931,700


                      9 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                               Principal
                                                                 Amount            Value
                                                            ---------------   ---------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
U.S. Treasury Bills:
0.10%, 12/9/10                                              $    15,000,000   $    14,999,631
0.12%, 12/2/10                                                   10,000,000         9,999,964
0.127%, 12/16/10                                                 10,000,000         9,999,471
                                                                              ---------------
Total U.S. Government Obligations (Cost $162,652,276)                             167,093,106
SHORT-TERM NOTES--17.2%
Federal Home Loan Bank:
0.07%, 12/1/10                                                  110,400,000       110,400,000
0.12%, 12/10/10                                                   5,000,000         4,999,850
0.13%, 12/7/10                                                   10,000,000         9,999,783
0.13%, 12/8/10                                                    5,000,000         4,999,874
0.14%, 12/15/10                                                   5,000,000         4,999,747
0.15%, 12/17/10                                                  10,000,000         9,999,333
0.17%, 12/22/10                                                  10,000,000         9,999,008
0.17%, 12/27/10                                                  20,000,000        19,997,544
                                                                              ---------------
Total Short-Term Notes (Cost $175,395,139)                                        175,395,139

                                                                 Shares
                                                            ---------------
INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21%(10,11) (Cost $7,665,000)                                    7,665,000         7,665,000
TOTAL INVESTMENTS, AT VALUE (COST $1,293,096,243)                     131.2%    1,335,765,543
Liabilities in Excess of Other Assets                                 (31.2)     (317,782,683)
                                                            ---------------   ---------------
Net Assets                                                            100.0%  $ 1,017,982,860
                                                            ===============   ===============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,418,566 or 3.18% of the Fund's net assets as of November 30, 2010.

(3.) Issue is in default. See accompanying Notes.

(4.) Restricted security. The aggregate value of restricted securities as of November 30, 2010 was $6,192,518, which represents 0.61% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                                     ACQUISITION                               APPRECIATION
SECURITY                                                 DATE          COST         VALUE     (DEPRECIATION)
--------                                             -----------   -----------   ----------   --------------
Deutsche Mortgage & Asset Receiving, Commercial
Mtg. Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security, Series 2010-C1, Cl.
XPA, 4.852%, 9/1/20                                    10/27/10    $ 2,341,025   $2,362,500    $    21,475
Embarcadero Aircraft Securitization Trust,
Airplane Receivable Nts., Series 2000-A, Cl. B,
8/15/25                                                 8/17/00      4,550,157           --     (4,550,157)
Ford Credit Auto Lease Trust, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.75%,
10/15/12                                               10/21/10      2,689,947    2,686,278         (3,669)
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49              7/14/10      1,120,812    1,143,740         22,928
                                                                   -----------   ----------    -----------
                                                                   $10,701,941   $6,192,518    $(4,509,423)
                                                                   ===========   ==========    ===========

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $27,345,491 or 2.69% of the Fund's net assets as of November 30, 2010.


                     10 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

(6.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(7.) When-issued security or delayed delivery to be delivered and settled after November 30, 2010. See accompanying Notes.

(8.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,331,853. See accompanying Notes.

(9.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $362,289 or 0.04% of the Fund's net assets as of November 30, 2010.

(10.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                                 SHARES
                                         AUGUST 31,     GROSS        GROSS     NOVEMBER 30,
                                            2010      ADDITIONS   REDUCTIONS       2010
                                         ----------   ---------   ----------   ------------
OFI Liquid Assets Fund, LLC              66,128,900   1,094,600   67,223,500            --
Oppenheimer Institutional Money Market
Fund, Cl. E                              22,665,000          --   15,000,000     7,665,000

                                            VALUE       INCOME
                                         ----------   ---------
OFI Liquid Assets Fund, LLC              $       --   $ 39,103(a)
Oppenheimer Institutional Money Market
Fund, Cl. E                               7,665,000     10,217
                                         ----------   --------
                                         $7,665,000   $ 49,320
                                         ==========   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(11.) Rate shown is the 7-day yield as of November 30, 2010.

(12.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2010 based on valuation input level:

                                                   LEVEL 2--         LEVEL 3--
                                 LEVEL 1--           OTHER          SIGNIFICANT
                                 UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                               -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities          $       --      $   77,479,919     $  990,129    $   78,470,048
Mortgage-Backed Obligations              --         905,058,043      2,084,207       907,142,250
U.S. Government Obligations              --         167,093,106             --       167,093,106
Short-Term Notes                         --         175,395,139             --       175,395,139
Investment Company                7,665,000                  --             --         7,665,000
                                 ----------      --------------     ----------    --------------
Total Investments, at Value       7,665,000       1,325,026,207      3,074,336     1,335,765,543
OTHER FINANCIAL INSTRUMENTS:
Futures margins                     400,997                  --             --           400,997
                                 ----------      --------------     ----------    --------------
Total Assets                     $8,065,997      $1,325,026,207     $3,074,336    $1,336,166,540
                                 ----------      --------------     ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                  $  (68,167)     $           --     $       --    $      (68,167)
                                 ----------      --------------     ----------    --------------
Total Liabilities                $  (68,167)     $           --     $       --    $      (68,167)
                                 ----------      --------------     ----------    --------------


                     11 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF NOVEMBER 30, 2010 ARE AS FOLLOWS:

                                                                                       UNREALIZED
                                              NUMBER OF   EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE        VALUE       (DEPRECIATION)
--------------------               --------   ---------   ----------   -----------   --------------
U.S. Treasury Long Bonds, 20 yr.        Buy      622        3/22/11    $79,168,938      $346,070
U.S. Treasury Nts., 2 yr.              Sell      198        3/31/11     43,436,250       (68,167)
U.S. Treasury Nts., 5 yr.               Buy       52        3/31/11      6,232,281         9,692
U.S. Treasury Nts., 10 yr.             Sell       33        3/22/11      4,095,609         3,263
U.S. Ultra Bonds                        Buy       81        3/22/11     10,702,125       234,683
                                                                                        --------
                                                                                        $525,541
                                                                                        ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                     12 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $370,360,821
Sold securities                    60,687,466

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases


                     13 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of November 30, 2010 is as follows:

Cost                                $4,550,157
Market Value                        $        0
Market Value as a % of Net Assets         0.00%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.


                     14 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS


                     15 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended November 30, 2010, the Fund had an average market value of $149,912,284 and $18,856,898 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of November 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 1,293,114,125
Federal tax cost of other investments        48,045,943
                                        ---------------
Total federal tax cost                  $ 1,341,160,068
                                        ===============
Gross unrealized appreciation           $    58,076,696
Gross unrealized depreciation               (14,899,737)
                                        ---------------
Net unrealized appreciation             $    43,176,959
                                        ===============


                     16 | Oppenheimer U.S. Government Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 01/11/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/11/2011